Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 24, 2015	Dec. 31, 2014
C000075564
Account Value [Line Items]
Account Value	$ 17,171	$ 15,847	$ 13,998	$ 16,487	$ 14,983	$ 13,348	$ 11,385	$ 11,905	$ 10,677	$ 10,001		$ 10,000
C000075565
Account Value [Line Items]
Account Value	18,485	16,953	14,973	16,902	14,851	13,423	11,515	12,237	10,859	9,933		10,000
C000107929
Account Value [Line Items]
Account Value	16,059	14,831	13,142	15,437	14,030	13,239	11,323	11,850	10,637	9,978		10,000
C000154558
Account Value [Line Items]
Account Value	16,338	14,995	13,189	14,947	13,141	12,663	10,935	11,660	10,360	9,500	$ 10,000
C000112693
Account Value [Line Items]
Account Value	15,312	13,788	12,242	14,203	12,787	11,933	10,265	10,489	9,455	9,379		10,000
C000107931
Account Value [Line Items]
Account Value	15,139	13,834	12,151	14,482	13,403	12,432	10,699	11,355	10,180	9,851		10,000
C000107930
Account Value [Line Items]
Account Value	18,772	16,746	14,336	16,885	14,506	13,851	11,493	12,285	10,594	9,920		10,000
C000107932
Account Value [Line Items]
Account Value	16,568	15,072	13,154	15,544	13,822	12,986	10,946	11,553	10,205	9,679		10,000
C000135433
Account Value [Line Items]
Account Value	$ 22,152	19,563	16,670	19,318	16,505	15,280	12,587	12,802	11,209	10,415		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,105	26,480	20,968	25,605	19,895	16,803	12,779	13,365	10,970	9,798	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,224	11,086	10,505	12,076	12,265	11,409	10,494	10,493	10,134	9,872	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
MSCI World Index
Account Value [Line Items]
Account Value	25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,432	$ 11,291	$ 10,699	$ 12,299	$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055		$ 10,000